UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  028-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

 /s/ Robert Scott McLellan     New York, New York/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $1,110,679 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    27570   850000 SH       SOLE                   850000
ASCENT CAP GROUP INC           COM SER A        043632108    28736   532055 SH       SOLE                   532055
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    42499   566200 SH       SOLE                   566200
COLFAX CORP                    COM              194014106    27503   750000 SH       SOLE                   750000
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    64166  1145000 SH       SOLE                  1145000
ENSCO PLC                      SHS CLASS A      G3157S106    51559   945000 SH       SOLE                   945000
FLEETCOR TECHNOLOGIES INC      COM              339041105    73920  1650000 SH       SOLE                  1650000
GOLAR LNG LTD BERMUDA          SHS              G9456A100    45150  1170000 SH       SOLE                  1170000
GOOGLE INC                     CL A             38259P508    91898   121800 SH       SOLE                   121800
GRACE W R & CO DEL NEW         COM              38388F108    79758  1350000 SH       SOLE                  1350000
ITT EDUCATIONAL SERVICES INC   COM              45068B109     6446   200000 SH       SOLE                   200000
JONES LANG LASALLE INC         COM              48020Q107    59171   775000 SH       SOLE                   775000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    36988   400000 SH       SOLE                   400000
LEVEL 3 COMMUNICATIONS INC     COM NEW          52729N308    28713  1250000 SH       SOLE                  1250000
LEVEL 3 COMMUNICATIONS INC     NOTE 15.000% 1/1 52729NBM1     8770  8000000 SH       SOLE                  8000000
LIBERTY GLOBAL INC             COM SER A        530555101    83228  1370000 SH       SOLE                  1370000
MOTOROLA SOLUTIONS INC         COM NEW          620076307    57122  1130000 SH       SOLE                  1130000
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    38106  1280000 SH       SOLE                  1280000
SOLARWINDS INC                 COM              83416B109    55740  1000000 SH       SOLE                  1000000
TRANSDIGM GROUP INC            COM              893641100    28374   200000 SH       SOLE                   200000
TRIPADVISOR INC                COM              896945201    37771  1147000 SH       SOLE                  1147000
VALEANT PHARMACEUTICALS INTL   COM              91911K102    37584   680000 SH       SOLE                   680000
WABCO HLDGS INC                COM              92927K102    59400  1030000 SH       SOLE                  1030000
WESTERN DIGITAL CORP           COM              958102105    30984   800000 SH       SOLE                   800000
XPO LOGISTICS INC              COM              983793100     9523   778000 SH       SOLE                   778000